Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers (Details) (Allied Integral United Inc) (10-K) - USD ($)	3 Months Ended				12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue from contracts with customers				$ 184,000	$ 184,000	$ 545,000	$ 1,556,000
Allied Integral United Inc [Member]
Total revenue from contracts with customers		$ 3,744,061	$ 3,387,849		$ 12,655,527	$ 12,499,119
Revenue percentage		100.00%	100.00%		100.00%	100.00%
Allied Integral United Inc [Member] | Resident rent - over time [Member]
Total revenue from contracts with customers		$ 3,624,139	$ 3,266,917		$ 12,287,423	$ 12,201,291
Revenue percentage		96.80%	96.40%		97.10%	97.60%
Allied Integral United Inc [Member] | Amenities and Conveniences - Point in Time [Member]
Total revenue from contracts with customers		$ 119,922	$ 120,932		$ 368,104	$ 297,828
Revenue percentage		3.20%	3.60%		2.90%	2.40%